UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/04

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 		Chairman & President
Phone: 		(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		May 6, 2004
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	36

Form 13F Information Table Value Total: 	$101064
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	2754	33640	SH		SOLE
	11600	0	22040
Alliant Tech Systems	COM	018804104	311	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	1895	92566	SH		SOLE
	23400	0	69166
Amgen Inc.	COM	031162100	3506	60303	SH		SOLE
	16300	0	44003
BJ's Wholesale Club, Inc.	COM	05548J106	3494	137328	SH
	SOLE		40000	0	97328
C.H. Robinson Worldwide Inc.	COM	12541w100	3843	92618	SH
	SOLE		17000	0	75618
Chubb Corp.	COM	171232101	3563	51241	SH		SOLE
	13800	0	37441
Cisco Systems, Inc.	COM	17275R102	4474	189836	SH		SOLE
	53600	0	136236
Constellation Brands Inc A	COM	21036p108	1585	49398	SH
	SOLE		20800	0	28598
Danaher Corp.	COM	235851102	4896	52441	SH		SOLE
	13350	0	39091
EMC Corporation	COM	268648102	3884	285385	SH		SOLE
	65900	0	219485
Eastman Chemical Company	COM	277432100	3209	75196	SH
	SOLE		17700	0	57496
Engelhard Corp.	COM	292845104	693	23200	SH		SOLE
	23200	0	0
General Electric Company	COM	369604103	3086	101128	SH
	SOLE		26300	0	74828
Given Imaging Ltd.	COM	M52020100	2057	60067	SH		SOLE
	0	0	60067
Honeywell Inc.	COM	438516106	3593	106157	SH		SOLE
	28000	0	78157
IShares MSCI Pacific ex Japan	COM	464286665	1571	20283	SH
	SOLE		0	0	20283
Intl. Business Machines Corp.	COM	459200101	4139	45074	SH
	SOLE		11500	0	33574
Johnson & Johnson	COM	478160104	3146	62027	SH		SOLE
	16000	0	46027
Lehman Brothers Holdings Inc.	COM	524908100	4425	53399	SH
	SOLE		14700	0	38699
Liberate Technologies Inc.	COM	530129105	34	10802	SH
	SOLE		0	0	10802
Lockheed Martin Corp.	COM	539830109	2994	65619	SH
	SOLE		17200	0	48419
M & T Bank Corp.	COM	55261f104	1608	17900	SH		SOLE
	6600	0	11300
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234
	367	2096	SH		SOLE		0	0	2096
Medco Health Solutions	COM	58405u102	475	13982	SH
	SOLE		9164	0	4818
Merck & Co., Inc.	COM	589331107	2849	64491	SH		SOLE
	15800	0	48691
Merrill Lynch and Co.	COM	590188108	4133	69407	SH
	SOLE		19600	0	49807
Nabors Industries LTD	COM	g6359f103	3749	81959	SH
	SOLE		20700	0	61259
Noble Corp.	COM	655042109	3499	91089	SH		SOLE
	23400	0	67689
Oxford Health Plans	COM	691471106	4467	91451	SH		SOLE
	25300	0	66151
Qualcomm Inc.	COM	747525103	5398	81437	SH		SOLE
	22500	0	58937
Russell 2000 Index iShares	RUSSELL 2000	464287655	231	1965
	SH		SOLE		0	0	1965
Stryker Corp	COM	863667101	4591	51868	SH		SOLE
	12000	0	39868
Sun Microsystems, Inc.	COM	866810104	1701	407970	SH
	SOLE		153500	0	254470
Target Corp.	COM	87612e106	3845	85388	SH		SOLE
	20400	0	64988
Wal*Mart Stores Inc.	COM	931142103	999	16745	SH
	SOLE		16700	0	45